Loans and Advances - Summary of Loans and Advances (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	¥ 95,958,431	¥ 94,671,818
Adjust: Unearned income, unamortized premiums-net and deferred loan fees-net	(248,166)	(264,527)
Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	97,064,545	95,642,750
Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	(857,948)	(706,405)	¥ (592,257)	¥ (604,988)
12-month ECL [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	92,612,984	92,997,331
12-month ECL [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	(176,869)	(203,286)	(144,632)	(158,094)
Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	3,466,884	1,800,090
Lifetime ECL not credit-impaired [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	(302,363)	(147,382)	(95,879)	(92,446)
Lifetime ECL credit-impaired [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	984,677	845,329
Lifetime ECL credit-impaired [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	¥ (378,716)	¥ (355,737)	¥ (351,746)	¥ (354,448)